Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	0.50%	(0.50%)